Long -Term Debt ($150.0 Million Revolving Credit Facility) (Details) (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility 2011 Series [Member]	Dec. 31, 2011 $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Tranche A [Member] $150.0 Million Revolving Credit Facility [Member]	Dec. 31, 2011 Tranche B [Member] $150.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility	$ 150,000,000	$ 79,672,000
Maximum borrowing capacity			150,000,000	117,400,000	32,600,000
Final payment				$ 28,700,000	$ 12,300,000
Maturity year				2024	2024
Interest rate			2.35%	0.99%	4.75%
Percentage commitment fee	1.00%